Commitments and contingencies (Movements in prepayments on flight equipment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Deposits on Flight Equipment [Roll Forward]
Prepayments on flight equipment at beginning of period	$ 3,024,520	$ 2,930,303
Prepayments made during the period	1,329,110	1,811,917
Interest paid and capitalized during the period	97,327	101,755
Prepayments and capitalized interest applied to the purchase of flight equipment	(1,496,479)	(1,819,455)
Prepayments on flight equipment at end of period	$ 2,954,478	$ 3,024,520